Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable		$ 12,214	$ 22,255
Bud & Mary’s – TTK Solution [member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable		14,691	5,542
Greenstone – TTK Solution – Related Party [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable		12,457	11,177
Company Customer Number 136 – TTK Solution [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable		9,048	2,439
Company Customer Number 125 – TTK Solution [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable		5,890	1,105
Company Customer Number 71 – Non-TTK Solution [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable	[1]	3,178	1,946
Company Customer Number 140 – TTK Solution [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable	[2]		46
TTK Solution – Allowance for doubtful accounts [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable	[3]	$ (33,050)

[1]	The current portion of loan receivable is included within Note 3 — Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.
[2]	The balance was written off at December 31, 2022 due to the cancellation of this TTK Solution project.
[3]	The Company established an allowance for doubtful accounts of approximately $14.7 million related to Bud & Mary’s ongoing litigation. Approximately $12.5 million relates to Greenstone, which is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership, consisting of capital advances, accrued interest, and VFUs sales. Approximately $4.5 million relates to Hannah, and $1.4 million relates to WhiteCloud.